INVENTORIES (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of Inventories [Abstract]
Disclosure of detailed information about inventories

As at	March 31 2025	March 31 2024
Raw materials	$145,110	$153,433
Work in progress	105,836	98,245
Finished goods	69,226	44,202
	$320,172	$295,880